Average Annual Total Returns - Nuveen Maryland Municipal Bond Fund		Sep. 30, 2020	Sep. 29, 2020
SandPMunicipalBondIndex [Member]
Average Annual Return:
1 Year	[1]		7.26%
5 Years	[1]		3.50%
10 Years	[1]		4.41%
LipperMaryland [Member]
Average Annual Return:
1 Year	[2]	6.21%
5 Years	[2]	2.64%
10 Years	[2]	3.37%
Class A
Average Annual Return:
1 Year		2.29%
5 Years		2.44%
10 Years		3.47%
Since Inception
Inception Date		Sep. 07, 2094
Class A | After Taxes on Distributions
Average Annual Return:
1 Year			2.29%
5 Years			2.43%
10 Years			3.46%
Since Inception
Inception Date			Sep. 07, 2094
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year		2.54%
5 Years		2.58%
10 Years		3.47%
Since Inception
Inception Date		Sep. 07, 2094
Class C2
Average Annual Return:
1 Year		6.21%
5 Years		2.76%
10 Years		3.35%
Since Inception
Inception Date		Sep. 16, 2094
Class I
Average Annual Return:
1 Year		7.02%
5 Years		3.52%
10 Years		4.13%
Since Inception
Inception Date		Feb. 28, 2092
Class C
Average Annual Return:
1 Year		5.97%
5 Years		2.49%
Since Inception		3.22%
Inception Date		Feb. 10, 2014
Class C | SandPMunicipalBondIndex [Member]
Average Annual Return:
Since Inception	[1]		4.12%
Class C | LipperMaryland [Member]
Average Annual Return:
Since Inception	[2]	3.27%

[1]	An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market.
[2]	Represents the average annualized returns for all reporting funds in the Lipper Maryland Municipal Debt Funds Category.